Note 11 - Discontinued Operations: Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures (Tables)	9 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

Other current liabilities from discontinued operations:	September 30, 2012	December 31, 2011
Accrued royalties	$114,368	$153,383
Other current liabilities from discontinued operations	$114,368	$153,383

The following table presents the results of operations of our discontinued operations for the nine months ended September 30, 2012 and 2011:

Nine Months Ended September 30,	2012	2011
Gross revenues	$---	$658,283
Less estimated sales returns and allowances	---	40,727
Net revenues	---	699,010
Cost of sales	---	158,741
Gross profit	---	540,269
Operating expenses:
Advertising and direct marketing	---	54,646
Sales and marketing wages	---	101,777
Total sales and marketing	---	156,423
Research and development	---	142,411
Rent	---	20,636
Other general and administrative costs	---	48,734
Total general and administrative	---	211,781
Income from operations of discontinued component	---	172,065
	---	972,082
Impairment expense	---	(288,587)
Gain on debt settlement	26,087	523,543
Income tax (provision)	---	---
Income from discontinued operations, net of taxes	$26,087	$1,379,103